Intangible Assets Including Goodwill (Details 2) $ in Millions	Dec. 31, 2015 USD ($)
Future amortization expense, by year
2016	$ 1,185
2017	906
2018	577
2019	338
2020	240
Capitalized Software
Future amortization expense, by year
2016	426
2017	256
2018	85
Acquired Intangibles
Future amortization expense, by year
2016	760
2017	650
2018	492
2019	338
2020	$ 240